UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02978
Morgan Stanley Focus Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Focus Growth Fund
Portfolio of Investments ▪ March 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.2%)
	Air Freight & Logistics (2.1%)
749,633	Expeditors International of Washington, Inc.	$37,586,599

	Beverages (1.9%)
585,136	Anheuser-Busch InBev (ADR) (Belgium)	33,452,225

	Chemicals (3.3%)
811,816	Monsanto Co.	58,661,824

	Commercial Services & Supplies (4.3%)
2,549,648	Edenred (France) (a)	76,946,167

	Communications Equipment (4.2%)
1,672,448	Motorola Solutions, Inc. (a)	74,741,701

	Computers & Peripherals (9.0%)
464,350	Apple, Inc. (a)	161,802,758

	Distributors (2.7%)
9,352,000	Li & Fung Ltd. (Bermuda) (b)	47,910,883

	Diversified Financial Services (5.1%)
5,941,766	BM&F Bovespa SA (Brazil)	43,126,161
1,285,351	Leucadia National Corp.	48,252,077

		91,378,238

	Food Products (2.5%)
768,308	Mead Johnson Nutrition Co.	44,508,083

	Health Care Equipment & Supplies (2.7%)
142,307	Intuitive Surgical, Inc. (a)	47,453,692

	Hotels, Restaurants & Leisure (5.2%)
1,192,853	Las Vegas Sands Corp. (a)	50,362,253
1,158,966	Starbucks Corp.	42,823,794

		93,186,047

	Information Technology Services (1.7%)
605,937	Teradata Corp. (a)	30,721,006

	Internet & Catalog Retail (11.7%)
847,456	Amazon.com, Inc. (a)	152,652,249
240,776	NetFlix, Inc. (a)	57,143,368

		209,795,617

	Internet Software & Services (18.8%)
698, 804	Baidu, Inc. (ADR) (Cayman Islands) (a)	96,302,179
1,819,775	eBay, Inc. (a)	56,485,816
1,997,378	Facebook, Inc. (a)(c)(d)	43,942,316
189,824	Google, Inc. (Class A) (a)	111,276,727
1,155,800	Tencent Holdings Ltd. (Cayman Islands) (b)	28,157,446

		336,164,484

	Life Sciences Tools & Services (3.6%)
906,091	Illumina, Inc. (a)	63,489,796

	Media (2.1%)
691,717	Naspers Ltd. (Class N) (South Africa)	37,218,771

	Metals & Mining (1.9%)
575,683	Molycorp, Inc. (a)	34,552,494

	Oil, Gas & Consumable Fuels (4.3%)
1,575,282	Ultra Petroleum Corp. (Canada) (a)	77,582,639

	Real Estate Management & Development (4.3%)
2,392,198	Brookfield Asset Management, Inc. (Class A) (Canada)	77,650,747

	Semiconductors & Semiconductor Equipment (1.8%)
1,160,637	ARM Holdings PLC (ADR) (United Kingdom)	32,695,144

	Software (2.7%)
366,190	Salesforce.com, Inc. (a)	48,915,660

	Tobacco (2.3%)
629,367	Philip Morris International, Inc.	41,305,356

	Total Common Stocks (Cost $1,231,668,863)	1,757,719,931

Morgan Stanley Focus Growth Fund
Portfolio of Investments ▪ March 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Convertible Preferred Stocks (0.5%)
	Alternative Energy
2,870,456	Better Place, Inc. (Cost $8,611,368) (a)(c)(d)	$8,611,368

NUMBER OF
SHARES (000)

	Short-Term Investment (e) (0.8%)
	Investment Company
13,636	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $13,635,635)		13,635,635

	Total Investments (Cost $1,253,915,866) (f)	99.5%	1,779,966,934

	Other Assets in Excess of Liabilities	0.5	8,821,891

	Net Assets	100.0%	$1,788,788,825

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	Security trades on the Hong Kong exchange.

(c)	Illiquid security, Resale is restricted to qualified institutional investors.

(d)	At March 31, 2011, the Fund held fair valued securities valued at $52,553,684, representing 2.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Focus Growth Fund
Notes to Portfolio of Investments ▪ March 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at fair value:

Morgan Stanley Focus Growth Fund
Portfolio of Investments ▪ March 31, 2011 (unaudited)

	FAIR VALUE MEASUREMENTS AT MARCH 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Air Freight & Logistics	$37,586,599	$37,586,599	—	—
Beverages	33,452,225	33,452,225	—	—
Chemicals	58,661,824	58,661,824	—	—
Commercial Services & Supplies	76,946,167	76,946,167	—	—
Communications Equipment	74,741,701	74,741,701	—	—
Computers & Peripherals	161,802,758	161,802,758	—	—
Distributors	47,910,883	47,910,883	—	—
Diversified Financial Services	91,378,238	91,378,238	—	—
Food Products	44,508,083	44,508,083	—	—
Health Care Equipment & Supplies	47,453,692	47,453,692	—	—
Hotels, Restaurants & Leisure	93,186,047	93,186,047	—	—
Information Technology Services	30,721,006	30,721,006	—	—
Internet & Catalog Retail	209,795,617	209,795,617	—	—
Internet Software & Services	336,164,484	292,222,168	—	$43,942,316
Life Sciences Tools & Services	63,489,796	63,489,796	—	—
Media	37,218,771	37,218,771	—	—
Metals & Mining	34,552,494	34,552,494	—	—
Oil, Gas & Consumable Fuels	77,582,639	77,582,639	—	—
Real Estate Management & Development	77,650,747	77,650,747	—	—
Semiconductors & Semiconductor Equipment	32,695,144	32,695,144	—	—
Software	48,915,660	48,915,660	—	—
Tobacco	41,305,356	41,305,356	—	—

Total Common Stocks	1,757,719,931	1,713,777,615	—	43,942,316

Convertible Preferred Stocks	8,611,368	—	—	8,611,368
Short-Term Investment — Investment Company	13,635,635	13,635,635	—	—

Total	$1,779,966,934	$1,727,413,250	—	$52,553,684

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of March 31, 2011, the Fund did not have any investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Convertible
	Common Stock	Preferred Stock

Beginning Balance	$30,975,703	$8,611,368
Purchases	9,117,423	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Change in unrealized appreciation/depreciation	3,849,190	—
Realized gains (losses)	—	—

Ending Balance	$43,942,316	$8,611,368

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2011	$3,849,190	$—

Valuation of Investments — (1) An equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-

counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) a wholly owned subsidiary of Morgan Stanley determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Focus Growth Fund

/s/ Sara Furber Sara Furber
Principal Executive Officer
May 24, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith Francis Smith
Principal Financial Officer
May 24, 2011